Document and Entity Information	Aug. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Oct. 13, 2017
Document Effective Date	Oct. 13, 2017
Prospectus Date	Dec. 30, 2016